Equity-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation

9. Equity-Based Compensation

NextNav Equity-Based Compensation Plans

NextNav adopted the 2011 Unit Option and Profit Interest Plan, amended in 2020 (“Incentive Plan”) for the purpose of granting options, profit interests and common equity units with 21.4 million common units currently authorized for issuance.

Unit Awards

NextNav issues three types of equity instruments under the plan:

•        Unit Options — These Unit Awards are granted with strike prices set at fair value on the date of grant, vesting periods of various lengths, but generally over four years, and contractual lives of 10 years.

•        Profit Interests Units (“Profit Interests”) — These Unit Awards are granted with profit hurdles set at fair value on the date of grant with vesting periods of various lengths, but generally over four years.

•        Series B-4 Units Restricted Units (“B-4s”) — These Unit Awards are granted at fair value on the date of grant, the majority of which are fully vested on the grant date.

On October 21, 2020 (“Modification Date”), NextNav modified the terms for Unit Options and Profit Interests outstanding for current employees and service providers. The modifications to the terms of the Unit Options consisted of reducing the exercise price for Unit Options with remaining contractual lives of at least 7 years. Unit Options with remaining contractual lives of less than 7 years were cancelled and re-granted with 10 year contractual lives and the exercise price was lowered. Further, the modifications to the Profit Interests consisted of lowering the hurdle. No other terms were changed. The modifications resulted in the options to 31 grantees being cancelled and re-granted with a reduced exercise price. Profit hurdles were reduced for 19 Profit Interest holders. The incremental compensation cost resulting from the modifications was $1.5 million.

Unit Options

The fair value of each employee award is estimated on the measurement date using the Black-Scholes option pricing model. NextNav records forfeitures at the time of occurrence.

The Black-Scholes option pricing model requires NextNav to make certain assumptions, including the fair value of the underlying units, the expected term, the expected volatility, the risk-free interest rate, and the dividend yield. The expected term of option awards is calculated as the midpoint between the vesting date and the end of the contractual term. Historical data is not sufficient to reasonably estimate the expected term of new grants. The expected dividend rate of zero is based on the fact that NextNav has not historically paid and does not expect to pay a dividend on its Class A Common Units. The risk-free interest rate was based on U.S. Treasury yields for securities with similar terms. Volatility was calculated based on the trading prices for a group of comparable public companies.

Assumptions used in determining the fair value of Unit Options issued each year are as follows:

	Year Ended December 31
	2020	2019
Expected volatility	59.50%	55.00%
Expected term (years)	6.25	6.25
Expected dividends	None	None
Risk-free rate	0.65%	1.3%–3.1%

Activity under the plan is as follows:

	Options to Acquire Units	Weighted Average Exercise Price per Unit	Aggregate Intrinsic Value
	(in thousands, except per unit data)
Options outstanding at December 31, 2019	2,578	$1.32	$—
Granted	5,478	0.10
Cancelled	(2,422)	1.27
Exercised	(12)	0.28

Options outstanding at December 31, 2020	5,622	$0.15	$6,481

Options exercisable at December 31, 2020	1,990	$0.23	$2,205

The weighted average remaining life of Unit Options exercisable and expected to vest as of December 31, 2020, was 9.66 years. The weighted average remaining life of Unit Options exercisable as of December 31, 2020, was 9.47 years.

The weighted average grant date fair value of Unit Options granted during the years ended December 31, 2020 and 2019 was $1.19 and $0, respectively. The intrinsic value of Unit Options exercised during the years ended December 31, 2020 and 2019, was $12 thousand and $0, respectively. The total fair value of options vested during the years ended December 31, 2020 and 2019, was $2.2 million and $97 thousand, respectively.

Weighted average grant date fair value under the plan is as follows:

	Total	Weighted-Average Grant-Date Fair Value
	(in thousands, except per unit data)
Options nonvested at January 1, 2019	431	0.38
Options granted in 2019	34	—
Options vested in 2019	174	0.53
Options nonvested at December 31, 2019	247	0.21
Options granted in 2020	5,478	1.19
Options vested in 2020	1,878	1.17
Options nonvested at December 31, 2020	3,644	1.19

As of December 31, 2020, the total compensation cost related to nonvested awards not yet recognized was $4.1 million and the weighted-average period over which it is expected to be recognized was 3.64 years.

Equity-based compensation expense of $974 thousand and $70 thousand related to the NextNav Unit Option equity awards was recognized during the years ended December 31, 2020 and 2019, respectively.

Profits Interest

NextNav has granted certain key employees and members of the Board Profits Interest. The Profits Interest entitle the holder to the economic rights available to Class B Common Units (“Profits Interest Unit”) under the Operating Agreement, subject to the following limitations: prior to the sale or liquidation of NextNav, such Profits Interest Units will participate in distributions by NextNav only to the extent that such distributions represent distributions of profit from operations as determined by the Board. In addition, upon any sale, liquidation, or other distribution of substantially all of the assets of NextNav, each Profits Interest Unit shall participate in proceeds from such transaction only to the extent the aggregate residual proceeds payable in connection with such transaction, liquidation, or distribution on Units of the same class and series exceed a dollar threshold per unit specified by the Board in the applicable grant notice (such threshold being referred to in the grant notice as the Distribution Hurdle).

The following table summarizes Profits Interest Unit activity during the year ended December 31, 2020:

	Profit Interest Units	Weighted Average Distribution Hurdle per Unit	Aggregate Intrinsic Value
	(in thousands, except per unit data)
Units outstanding at January 1, 2020	5,675	1.75	—
Granted	4,844	0.10
Cancelled	(4,856)	1.83

Units outstanding at December 31, 2020	5,663	0.26	5,923

Units vested at December 31, 2020	5,157	0.27	5,565

Weighted average grant date fair value under the plan is as follows:

	Total	Weighted-Average Grant-Date Fair Value
	(in thousands, except per unit data)
Units nonvested at January 1, 2019	810	$—
Units granted in 2019	—	—
Units vested in 2019	229	—
Units nonvested at December 31, 2019	482	—
Units granted in 2020	4,844	1.27
Units vested in 2020	5,011	1.27
Units nonvested at December 31, 2020	303	1.27

The table below reflects distribution hurdles per unit for Profits Interest Units outstanding:

	Distribution Hurdle	December 31,
		2020	2019
		(in thousands)
Class B-1 Common Units	0.10	4,345	—
Class B-1 Common Units	1.00	605	2,905
Class B-1 Common Units	2.00	164	1,561
Class B-1 Common Units	2.50	49	701
Class B-2 Common Units	0.10	250	—
Class B-3 Common Units	0.10	250	—
Class B-2 Common Units	3.38	—	250
Class B-3 Common Units	5.07	—	250
Total profit interests outstanding		5,663	5,667

Certain Profits Interest Unit grants were fully vested at the date of grant and others vest over a three or four year period, in each case subject to the continued employment or board service of the recipient.

The weighted average grant date fair value of Profits Interest Units granted during the years ended December 31, 2020 and 2019, was $1.27 and $0, respectively. The total fair value of units vested during the years ended December 31, 2020 and 2019, was $6.4 million and $0, respectively.

As of December 31, 2020, and 2019 the total compensation cost related to nonvested Profits Interest Units not yet recognized was $97 thousand and $0 respectively, and the weighted-average period over which it is expected to be recognized was 1.81 and 0 years, respectively.

Equity-based compensation expense of $859 thousand and $0 related to the NextNav Profit Interests awards was recognized during the years ended December 31, 2020 and 2019, respectively.

B-4 Restricted Common Units

The following table summarizes B-4 Restricted Common Units (“B-4s”) activity during the year ended December 31, 2020

	Total	Weighted-Average Grant-Date Fair Value
	(in thousands, except per unit data)
Units granted in 2020	4,484	1.28
Units vested in 2020	4,315	1.28
Units nonvested at December 31, 2020	169	1.28

The grant date fair value of B-4s granted during the year ended December 31, 2020 was $5.7 million. The total fair value of units vested upon grant and vested during the year ended December 31, 2020 was $5.5 million.

As of December 31, 2020, the total compensation cost related to B-4s not yet recognized was $211 thousand and the weighted-average period over which it is expected to be recognized was 1.81 years.

Equity-based compensation expense of $5.5 million related to the B-4s was recognized during the year ended December 31, 2020.

To determine the fair value of the Profits Interests and B-4s issued in 2020, the Company used a third-party valuation firm to calculate the Company’s equity value of $525 million as determined by discounted cash flow and guideline public company valuation methodologies. A weighted average cost of capital of 38.0% was used in the discounted cash flow analysis. A multiple of 17.2x 2026 earnings before interest taxes depreciation and amortization (“EBITDA”) was utilized in the guideline public company analysis.

The Company used a related Black-Scholes Option Pricing Model, utilizing certain assumptions, such as the risk-free interest rate, term, dividends and volatility. The Company used a risk-free interest rate of 0.17% based on a 3-year term. The Company used a volatility of 59.5% based on comparable companies publicly traded common stock prices and the capital structure of the Company. The Company assumed no dividends as the Company has not historically paid dividends.

Total equity-based compensation expense by category:

	Year Ended December 31,
	2020	2019
	(in thousands)
Operations	$893	$16
Research and development	1,994	41
General and administrative	4,476	13
Total equity-based compensation	$7,363	$70